SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
Schedule of depreciation expense using the straight-line method over the estimated useful lives of the assets	Depreciation expense is determined using the straight-line method over the estimated useful lives of the assets as follows:

Buildings	30 - 50 years
Machinery	5 - 10 years
Software	3 - 10 years
Vehicles	5 - 10 years
Electronic and other equipment	3 - 10 years

Schedule of estimated useful lives for the intangible assets	The estimated useful lives for the intangible assets are as follows:

Category	Estimated useful life
Patents and copyrights	5 - 10 years

Summary of cumulative effect of the changes made to the Company's consolidated balance sheet	The cumulative effect of the changes made to the Company’s consolidated balance sheet at July 1, 2020, for the adoption of ASU 2016-13 is as follows:

	Balance at June 30, 2020	Adjustment due to ASU 2016-13	Balance at July 1, 2020
Assets
Accounts receivable	242,449	(19,807)	222,642
Accounts receivable retention	10,805	(204)	10,601
Costs and estimated earnings in excess of billings	189,188	(4,949)	184,239
Other receivables	28,257	(21)	28,236
Deferred tax assets	8,909	2,641	11,550
Equity
Retained earnings	774,473	(22,340)	752,133

Schedule of accounts receivables credit losses
The movements in the allowance for credit losses on accounts receivable and accounts receivable retention were as follows:

December 31, 2020
(Unaudited)
Beginning balance, July 1, 2020	41,618
Adoption of ASU 2016-13	19,807
Provision for expected credit losses, net of recoveries	1,208
Amounts written off charged against the allowance	(2,688)
Translation adjustments	4,628

Ending balance, December 31, 2020	64,573

Schedule of credit losses on costs and estimated earnings
The movements in the allowance for credit losses on costs and estimated earnings in excess of billings were as follows:

December 31, 2020
(Unaudited)
Beginning balance, July 1, 2020	6,150
Adoption of ASU 2016-13	4,949
Provision for expected credit losses, net of recoveries	361
Amounts written off charged against the allowance	—
Translation adjustments	862

Ending balance, December 31, 2020	12,322